Employee benefit expense	12 Months Ended
Dec. 31, 2025
Employee benefits expense [Abstract]
Employee benefit expense
18.
Employee benefit expense
The following employee benefit expenses are included in cost of products and services sold, administration, exploration, research and development and property, plant and equipment:
2025 2024
Wages and salaries $ 454,002 $ 386,686
Statutory and company benefits 71,523 71,477
Expenses related to defined benefit plans [note 24] 6,617 10,929
Expenses related to defined contribution plans [note 24] 23,518 20,218
Equity-settled share-based compensation [note 23] 15,268 11,656
Cash-settled share-based compensation [note 23] 71,361 37,201
Total $ 642,289 $ 538,167